Provision for Closure and Reclamation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provision for Closure and Reclamation
Provision for closure and reclamation at beginning of period	$ 38,499	$ 13,654
Change in estimate	7,147	24,644
Accretion	581	201
Provision for closure and reclamation at end of period	$ 46,227	$ 38,499
Pre-tax real discount rate	1.87%	1.51%
Snip
Provision for Closure and Reclamation
Provision for closure and reclamation at beginning of period	$ 4,303	$ 3,186
Change in estimate	(587)	1,070
Accretion	65	47
Provision for closure and reclamation at end of period	3,781	4,303
Eskay
Provision for Closure and Reclamation
Provision for closure and reclamation at beginning of period	34,196	10,468
Change in estimate	7,734	23,574
Accretion	516	154
Provision for closure and reclamation at end of period	$ 42,446	$ 34,196